Statements of Operations - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues
Consulting Services	$ 492,184	$ 97,090		$ 653,838	$ 182,692	$ 395,840	$ 2,054,484
Shipping Services	13,127	3,461		23,122	30,383	548,878	388,570
Product & Equipment	225,657	77,705		464,321	241,130	37,630
Total Revenues	730,968	178,256		1,141,281	454,205	982,349	2,443,054
Cost of Revenues
Cost of Consulting Services	79,324	24,711		113,251	81,772	121,641	463,298
Cost of Products and Equipment	150,741	53,829		343,163	140,839	402,206	342,522
Total Cost of Revenues	230,064	78,540		456,414	222,611	523,847	805,820
Gross Profit	500,903	99,716		684,867	235,055	458,502	1,637,234
Operating Expenses
General and Administrative	207,182	199,794		450,265	431,039	868,294	1,042,889
Investor Relations	14,085	4,895		31,932	10,824	20,983	34,554
Selling and Marketing	78,399	71,711		153,738	127,079	293,241	278,542
Research and Development				196	590	590	2,403
Total Operating Expenses	299,667	276,400		636,130	569,532	1,183,109	1,358,388
Income (Loss) from Operations	201,236	(176,684)		48,737	(334,477)	(724,607)	278,846
Other Income (expense)
Interest (expense)		86			121	(52)	9,288
Stock Based Compensation		(25,242)		(43,744)	(25,242)	(73,742)	(893,857)
Bad Debt (expense)	(41,481)	(3,553)		(43,774)	(19,985)	(2,815)	89,715
Settlement (expense)							(118,450)
Warrant (expense)						(204,955)	(895,860)
Other Income	13,267	635		17,517	3,641	55,481	41,844
Total other income (expense)	(28,214)	(28,074)		(70,001)	(41,465)	(226,084)	(1,767,320)
Net Income (Loss) before taxes	173,023	(204,758)		(21,264)	(375,942)	(950,691)	(1,488,474)
Income Tax Expense (benefit)
NET INCOME (LOSS)	$ 173,023	$ (204,758)		$ (21,264)	$ (375,942)	$ (950,691)	$ (1,488,474)
Basic and diluted net loss per common share	$ 0	$ 0.00	[1]	$ 0.00	$ (0.01)	$ (0.02)	$ (0.03)
Basic and diluted weighted average common shares outstanding	51,611,448	51,452,174		52,074,072	51,452,174	51,465,188	51,336,522

[1]	Denotes a loss of less than ($0.01).